Income Before Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ 897.4	$ 917.9	$ 896.8
Foreign	30.9	31.7	74.0
Income before taxes on income	$ 928.3	$ 949.6	$ 970.8